FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]		Cleveland,  Ohio	December 31, 2002

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2002


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     48

	c.	Information Table Value Total	$ 129,347

		List of Other Included Managers	    None




FORM 13 F
(SEC USE ONLY)

Quarter Ending December 31, 2002
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.

                                                  PORTFOLIO    # OF
COMPANY NAME             CLASS          CUSIP #   VALUE        SHARES

ALBERTSON'S              common         013104104      2,735    122,875
AT&T                     common         001957505        535     20,505
BP ADR                   common         055622104      7,550    185,740
CARPENTER TECHNOLOGY     common         144285103      2,136    171,542
CINERGY                  common         172474108      5,284    156,717
CITIGROUP                common         172967101        163      4,641
COMCAST SPL 'A'          common         20030N200        756     33,467
CONAGRA FOODS            common         205887102        210      8,400
CONOCOPHILLIPS           common         20825C104      2,116     43,730
CORNING                  common         219350105      1,123    339,300
CROWN CORK & SEAL        common         228255105        540     67,879
CUMMINS                  common         231021106        787     27,990
DISNEY (WALT)            common         254687106        806     49,430
DUPONT                   common         263534109      4,793    113,049
EMERSON ELECTRIC         common         291011104      5,463    107,431
EXXON MOBIL              common         30231G102      2,224     63,661
GENERAL ELECTRIC         common         369604103      3,442    141,359
GENERAL MILLS            common         370334104      4,361     92,882
GENERAL MOTORS           common         370442105      4,045    109,740
GENUINE PARTS            common         372460105      3,907    126,863
GOODRICH                 common         382388106      2,847    155,382
HEINZ (H.J.)             common         423074103        161      4,900
HOME DEPOT               common         437076102        416     17,300
HONEYWELL INT'L          common         438516106        424     17,670
INGERSOLL-RAND           common         G4776G101      1,776     41,250
INT'L BUSINESS MACH      common         459200101        156      2,010
JP MORGAN CHASE & CO     common         46625H100      1,338     55,735
KEYCORP                  common         493267108      4,652    185,033
KEYSPAN                  common         49337W100        594     16,850
KIMBERLY-CLARK           common         494368103      5,018    105,702
MARATHON OIL             common         565849106      5,084    238,810
MCDONALD'S               common         580135101      1,325     82,400
MERCK & CO.              common         589331107      5,873    103,739
MOTOROLA                 common         620076109      1,792    207,220
NAT'L CITY               common         635405103      5,117    187,293
PACTIV                   common         695257105        439     20,100
PHILIP MORRIS            common         718154107      4,113    101,489
PPG INDUSTRIES           common         693506107      4,089     81,545
SANMINA-SCI              common         800907107        184     41,000
SARA LEE                 common         803111103      5,881    261,266
SBC COMMUNICATIONS       common         78387G103        351     12,959
SCHERING-PLOUGH          common         806605101      1,497     67,440
TECO ENERGY              common         872375100      2,693    174,056
TIMKEN COMPANY (THE)     common         887389104        153      8,000
UNITED STATES STEEL      common         912909108      1,578    120,286
V.F. CORP                common         918204108      6,806    188,806
VERIZON COMMUN           common         92343V104      4,121    106,342
WACHOVIA                 common         929903102      7,890    216,523

                                                     129,347






(SEC USE ONLY)


     Investment Discretion                     Voting Authority

              Sole              Defined   Other   Managers   Sole  Shared  None

               X                                    N/A       X
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